Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2015
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry in which the customer operates, (ii) allowances based on actual historical loss experience for similar types of loans in the Company’s loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

The Company’s management continually reviews the allowance for loan losses of the bank subsidiaries using the amounts determined from the allowances established on specific impaired loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in the Company’s allowance for loan losses. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, the Company’s estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management’s best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

The loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on the Company’s internal classified report. Additionally, the Company’s credit department reviews the majority of the Company’s loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

While the Texas and Oklahoma economies are performing better than other parts of the country, Texas and Oklahoma are not completely immune to the problems associated with the U.S. economy.  The increase in income and capital gains taxes on certain individuals, the increase in payroll taxes, the substantial decrease in oil and gas prices, and the unprecedented debt and deficit of the United States not yet resolved, adds uncertainty to the possibility of robust economic growth and may create an adverse effect on the economies of Texas and Oklahoma.  Thus, the risk of loss associated with all segments of the loan portfolio in these markets continues to be impacted by the prolonged economic uncertainty.  Economic risk factors are minimized by the underwriting standards of the bank subsidiaries. The general underwriting standards encompass the following principles:  (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references.  Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan in which the bank subsidiaries invest.

Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that is directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1‑4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing and excessive housing and lot inventory in the market.

Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2015
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828
Losses charge to allowance	(24,802)	(695)	(492)	—	(157)	(275)	(704)	—	(27,125)
Recoveries credited to allowance	3,135	141	963	—	30	431	170	10	4,880
Net losses charged to allowance	(21,667)	(554)	471	—	(127)	156	(534)	10	(22,245)
Provision (credit) charged to operations	20,746	1,519	615	402	47	482	512	82	24,405
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988

	December 31, 2014
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161
Losses charge to allowance	(19,110)	(680)	(1,893)	—	(351)	(661)	(719)	(51)	(23,465)
Recoveries credited to allowance	2,979	72	107	—	49	242	210	50	3,709
Net losses charged to allowance	(16,131)	(608)	(1,786)	—	(302)	(419)	(509)	(1)	(19,756)
Provision (credit) charged to operations	16,050	1,022	(3,998)	70	79	853	419	(72)	14,423
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828

	December 31, 2013
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193
Losses charge to allowance	(11,737)	(278)	(600)	(5)	(632)	(620)	(561)	(22)	(14,455)
Recoveries credited to allowance	2,690	87	152	—	61	298	162	5	3,455
Net losses charged to allowance	(9,047)	(191)	(448)	(5)	(571)	(322)	(399)	(17)	(11,000)
Provision (credit) charged to operations	19,848	12	3,035	87	(7)	123	(140)	10	22,968
Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161

The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management’s best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The Company’s allowance for probable loan losses decreased for the year ended December 31, 2014 mainly due to a charge down of a relationship that is mainly secured by multiple pieces of transportation equipment.  The relationship also contributed to the increase in net losses charged against the allowance for probable loan losses

The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2015
	Loans individually		Loans collectively
	evaluated for		evaluated for
	impairment		impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$30,946	$1,704	$935,905	$19,727
Commercial real estate: other construction & land development	6,221	100	1,643,606	13,820
Commercial real estate: farmland & commercial	13,806	202	1,981,643	19,567
Commercial real estate: multifamily	777	200	138,671	1,048
Residential: first lien	5,699	—	404,545	3,509
Residential: junior lien	950	—	551,388	5,321
Consumer	1,297	—	56,447	638
Foreign	752	—	178,261	1,152
Total	$60,448	$2,206	$5,890,466	$64,782

	December 31, 2014
	Loans individually		Loans collectively
	evaluated for		evaluated for
	impairment		impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$40,175	$9,112	$1,049,311	$13,240
Commercial real estate: other construction & land development	10,876	1,890	1,404,101	11,065
Commercial real estate: farmland & commercial	14,166	1,219	1,887,233	17,464
Commercial real estate: multifamily	835	—	115,864	846
Residential: first lien	5,840	—	416,186	3,589
Residential: junior lien	2,895	—	485,405	4,683
Consumer	1,384	—	59,753	660
Foreign	—	—	185,221	1,060
Total	$76,171	$12,221	$5,603,074	$52,607

During the second quarter of 2015, the Company charged down a portion of an impaired loan relationship that is mainly secured by multiple pieces of transportation equipment, the value of which fluctuates due to market factors.  The Company also foreclosed upon two other real-estate secured commercial impaired loans.  The transactions and their impact to the Company’s loan portfolio, including the allowance for probable loan losses, non-accrual loans and impaired loans with a related allowance for December 31, 2015 compared to December 31, 2014 are illustrated in the various associated tables on the following pages.

Loans accounted for on a non‑accrual basis at December 31, 2015, 2014 and 2013 amounted to $47,685,000,  $63,559,000 and $62,823,000, respectively. The effect of such non‑accrual loans reduced interest income by approximately $3,298,000,  $4,013,000 and $4,088,000 for the years ended December 31, 2015, 2014 and 2013, respectively. Amounts received on non‑accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2014, 2013 and 2012 amounted to approximately $11,616,000,  $9,988,000 and $7,197,000, respectively.

The table below provides additional information on loans accounted for on a non‑accrual basis by loan class:

	2015	2014
	(Dollars in Thousands)
Domestic
Commercial	$30,894	$40,121
Commercial real estate: other construction & land development	3,668	8,621
Commercial real estate: farmland & commercial	11,543	11,903
Commercial real estate: multifamily	777	835
Residential: first lien	383	527
Residential: junior lien	21	1,523
Consumer	34	29
Foreign	365	—
Total non-accrual loans	$47,685	$63,559

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2015:

	December 31, 2015
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$4,016	$4,156	$1,704	$3,758	$—
Commercial real estate: other construction & land development	167	169	100	893	—
Commercial real estate: farmland & commercial	4,003	4,309	202	4,444	92
Commercial real estate: multifamily	599	599	200	599	—
Total impaired loans with related allowance	$8,785	$9,233	$2,206	$9,694	$92

	December 31, 2015
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$26,930	$38,845	$30,847	$4
Commercial real estate: other construction & land development	6,054	6,204	6,455	85
Commercial real estate: farmland & commercial	9,803	10,717	7,258	—
Commercial real estate: multifamily	178	178	205	—
Residential: first lien	5,699	5,822	5,853	264
Residential: junior lien	950	972	1,182	68
Consumer	1,297	1,298	1,227	3
Foreign	752	752	548	17
Total impaired loans with no related allowance	$51,663	$64,788	$53,575	$441

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2014:

	December 31, 2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$19,944	$20,026	$9,112	$19,313	$—
Commercial real estate: other construction & land development	6,714	6,949	1,890	7,183	—
Commercial real estate: farmland & commercial	5,107	5,257	1,219	6,790	92
Total impaired loans with related allowance	$31,765	$32,232	$12,221	$33,286	$92

	December 31, 2014
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$20,231	$20,260	$18,563	$4
Commercial real estate: other construction & land development	4,162	4,270	4,882	74
Commercial real estate: farmland & commercial	9,059	10,562	8,664	—
Commercial real estate: multifamily	835	835	363	—
Residential: first lien	5,840	6,034	6,293	273
Residential: junior lien	2,895	2,915	3,035	90
Consumer	1,384	1,386	1,402	3
Foreign	—	—	—	—
Total impaired loans with no related allowance	$44,406	$46,262	$43,202	$444

A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. The level of impaired loans is reflective of the economic weakness that has been created by the financial crisis and the subsequent economic downturn. Management is confident the Company’s loss exposure regarding these credits will be significantly reduced due to the Company’s long‑standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate.

Management of the Company recognizes the risks associated with these impaired loans.  However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectable loan.  Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans.    It is also important to note that even though the economic conditions in Texas and Oklahoma are weakened, we believe these markets continue to improve and continue to be in a position to recover better than many other areas of the country.

The following table details loans accounted for as “troubled debt restructuring,” segregated by loan class.  Loans accounted for as troubled debt restructuring are included in impaired loans.

	December 31, 2015	December 31, 2014
	(Dollars in Thousands)
Domestic
Commercial	$2,419	$2,500
Commercial real estate: other construction & land development	2,553	2,254
Commercial real estate: farmland & commercial	2,853	2,861
Residential: first lien	5,316	5,313
Residential: junior lien	929	1,371
Consumer	1,263	1,354
Foreign	386	—

Total troubled debt restructuring	$15,719	$15,653

The bank subsidiaries charge off that portion of any loan which management considers to represent a loss, as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition and general economic conditions in the borrower’s industry. Generally, unsecured consumer loans are charged‑off when 90 days past due.

While management of the Company considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged‑off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the allowance for probable loan losses can be made only on a subjective basis. It is the judgment of the Company’s management that the allowance for probable loan losses at December 31, 2015 and December 31, 2014, was adequate to absorb probable losses from loans in the portfolio at that date.

The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2015
				90 Days or
	30 - 59	60 - 89	90 Days or	greater &	Total		Total
	Days	Days	Greater	still accruing	Past due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,361	$940	$28,615	$2,566	$32,916	$933,936	$966,852
Commercial real estate: other construction & land development	193	293	3,502	—	3,988	1,645,839	1,649,827
Commercial real estate: farmland & commercial	2,684	1,328	8,292	3,373	12,304	1,983,144	1,995,448
Commercial real estate: multifamily	49	442	826	49	1,317	138,131	139,448
Residential: first lien	5,299	1,545	4,295	4,093	11,139	399,105	410,244
Residential: junior lien	713	413	646	640	1,772	550,566	552,338
Consumer	646	175	487	453	1,308	56,436	57,744
Foreign	2,639	83	807	442	3,529	175,484	179,013
Total past due loans	$15,584	$5,219	$47,470	$11,616	$68,273	$5,882,641	$5,950,914

	December 31, 2014
				90 Days or
	30 - 59	60 - 89	90 Days or	greater &	Total		Total
	Days	Days	Greater	still accruing	Past due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,103	$2,665	$40,665	$2,890	$47,433	$1,042,053	$1,089,486
Commercial real estate: other construction & land development	596	10	8,707	439	9,313	1,405,664	1,414,977
Commercial real estate: farmland & commercial	2,905	7,131	10,724	1,711	20,760	1,880,639	1,901,399
Commercial real estate: multifamily	351	—	856	21	1,207	115,492	116,699
Residential: first lien	5,895	1,864	4,267	3,901	12,026	410,000	422,026
Residential: junior lien	899	231	1,931	431	3,061	485,239	488,300
Consumer	896	216	507	482	1,619	59,518	61,137
Foreign	1,616	98	113	113	1,827	183,394	185,221
Total past due loans	$17,261	$12,215	$67,770	$9,988	$97,246	$5,581,999	$5,679,245

The Company’s internal classified report is segregated into the following categories: (i) “Special Review Credits,” (ii) “Watch List—Pass Credits,” or (iii) “Watch List—Substandard Credits.” The loans placed in the “Special Review Credits” category reflect the Company’s opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The “Special Review Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Pass Credits” category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” The “Watch List—Pass Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Substandard Credits” classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the Company if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits in accordance with the provision of. ASC 310‑10, “Receivables,” and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310‑10, is based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s loans evaluated as impaired under ASC 310‑10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under ASC 310‑10 if such loan is not collateral dependent.

The allowance based on historical loss experience on the Company’s remaining loan portfolio, which includes the “Special Review Credits,” “Watch List—Pass Credits,” and “Watch List—Substandard Credits” is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management’s evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450‑20.

The decrease in Special Review credits for December 31, 2015 compared to December 31, 2014 can be attributed to the reclassification of a commercial loan relationship secured mainly by all assets, including contract rights of the borrower, to the Watch-List Substandard category, offset by the reclassification of a commercial loan relationship that is mainly secured by all assets, including contract rights and oil and gas leases to the Special Review category from the Pass category.  The decrease in Watch-List Impaired loans at December 31, 2015 compared to December 31, 2014 can be attributed to the charge down of a loan relationship that is mainly secured by multiple pieces of transportation equipment, the value of which fluctuates due to market factors, and the foreclosure of two other real estate secured commercial impaired loans.  The increase in Watch-List Pass loans at December 31, 2015 compared to December 31, 2014 can be attributed to a commercial loan relationship that is mainly secured by all assets, including contract rights and oil and gas leases and a commercial secured by a retail shopping center moved to that category from Pass loans.

A summary of the loan portfolio by credit quality indicator by loan class is as follows:

		December 31, 2015
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$771,999	$42,152	$31,539	$90,215	$30,946
Commercial real estate: other construction & land development	1,582,683	1,164	13,765	45,994	6,221
Commercial real estate: farmland & commercial	1,849,587	2,283	37,765	92,008	13,806
Commercial real estate: multifamily	138,546	—	—	125	777
Residential: first lien	401,053	—	—	3,492	5,699
Residential: junior lien	551,138	—	—	250	950
Consumer	56,440	—	—	7	1,297
Foreign	178,261	—	—	—	752
Total	$5,529,707	$45,599	$83,069	$232,091	$60,448

		December 31, 2014
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$961,490	$38,382	$3,793	$45,646	$40,175
Commercial real estate: other construction & land development	1,353,971	1,005	10,428	38,697	10,876
Commercial real estate: farmland & commercial	1,754,741	11,674	23,453	97,365	14,166
Commercial real estate: multifamily	115,729	—	—	135	835
Residential: first lien	412,668	3,500	—	18	5,840
Residential: junior lien	484,968	—	—	437	2,895
Consumer	59,622	—	—	131	1,384
Foreign	185,221	—	—	—	—
Total	$5,328,410	$54,561	$37,674	$182,429	$76,171